Lease liabilities - Schedule of Lease Liability (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Lease liabilities [abstract]
Beginning balance	$ 2,054,200	$ 1,418,696	$ 1,418,696
Additions	505,532		1,795,693
Lease reassessments	12,018
Interest accretion on lease liabilities	114,097	26,954	95,219
Payments	(746,180)	$ (287,314)	(874,244)
Disposals			(118,907)
Foreign exchange impact	10,973		(262,257)
Ending balance	1,950,640		2,054,200
Current	794,376		931,364
Non-current	1,156,264		1,122,836
Total lease liabilities	$ 1,950,640		$ 2,054,200